Aug. 31, 2025
Neuberger Focus Fund | Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX)
GOAL
The Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Advisor Class	Trust Class
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.93	0.93
Distribution and/or shareholder service (12b-1) fees	0.25	0.10
Other expenses	0.15	0.07
Total annual operating expenses	1.33	1.10

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$135	$421	$729	$1,601
Trust Class	$112	$350	$606	$1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.
Under normal market conditions, the Fund typically holds a limited number of stocks of U.S. and non-U.S. companies, including companies in emerging markets and may invest in depositary receipts. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.
The Portfolio Managers, with the assistance of Neuberger research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, a history of above-average returns, an established market niche, and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with investing in a smaller number of stocks.
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.
The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
As part of their fundamental investment analysis the Portfolio Managers consider environmental, social and governance factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material environmental, social and governance factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of environmental, social and governance factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of environmental, social and governance factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	23.03%
Worst quarter:	Q2 2022	-20.22%
Year to Date performance as of:	09/30/2025	18.47%

average annual total % returns as of 12/31/2024
Focus Fund
Focus Fund	1 Year	5 Years	10 Years
Trust Class Return Before Taxes	21.42	8.78	8.49
Trust Class Return After Taxes on Distributions	21.40	7.48	6.30
Trust Class Return After Taxes on Distributions and Sale of Fund Shares	12.70	6.72	5.99
Advisor Class Return Before Taxes	21.11	8.55	8.29
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49	10.06	9.23

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.